Risk Management and Derivative Instruments - Summary of Gross Fair Value and Net Recorded Fair Value of Derivative Instruments by Appropriate Balance Sheet Classification (Detail) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Net recorded fair value	$ 37,421	$ 9,289	$ 41,921
Asset Derivatives, Net recorded fair value	34,515	48,616	17,179
Liability Derivatives, Net recorded fair value	5,109	9,711	4,667
Liability Derivatives, Net recorded fair value	15,275	6,080	11,623
Short-term derivative instruments [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	48,405	22,604	48,901
Asset Derivatives, Netting arrangements	(10,984)	(13,315)	(6,980)
Asset Derivatives, Net recorded fair value	37,421	9,289	41,921
Liability Derivatives, Gross fair value	16,093	23,026	11,647
Liability Derivatives, Netting arrangements	(10,984)	(13,315)	(6,980)
Liability Derivatives, Net recorded fair value	5,109	9,711	4,667
Short-term derivative instruments [Member] | Commodity contracts [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	48,405	21,759	48,901
Liability Derivatives, Gross fair value	12,458	19,739	8,072
Short-term derivative instruments [Member] | Interest rate swaps [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value		845
Liability Derivatives, Gross fair value	3,635	3,287	3,575
Long-term derivative instruments [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	81,401	83,334	46,685
Asset Derivatives, Netting arrangements	(46,886)	(34,718)	(29,506)
Asset Derivatives, Net recorded fair value	34,515	48,616	17,179
Liability Derivatives, Gross fair value	62,161	40,798	41,129
Liability Derivatives, Netting arrangements	(46,886)	(34,718)	(29,506)
Liability Derivatives, Net recorded fair value	15,275	6,080	11,623
Long-term derivative instruments [Member] | Commodity contracts [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	81,306	83,295	46,685
Liability Derivatives, Gross fair value	62,084	38,495	37,866
Long-term derivative instruments [Member] | Interest rate swaps [Member]
Derivative Instruments and Hedges, Assets [Abstract]
Asset Derivatives, Gross fair value	95	39
Liability Derivatives, Gross fair value	$ 77	$ 2,303	$ 3,263